SCHEDULE OF ESTIMATED ANNUAL AMORTIZATION EXPENSE FOR EACH OF THE NEXT FIVE FISCAL YEARS (Details) - USD ($) $ in Thousands	Oct. 01, 2022	Jan. 01, 2022	Jan. 02, 2021
Intangible Assets
2022		$ 2,243
2023		2,243
2024		2,243
2025		2,173
2026		2,018
Thereafter		2,729
Intangible assets, net	$ 16,614	$ 13,649	$ 16,017